Summary of significant accounting policies (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net cash provided by (used in) operating activities from continuing operations	$ 20,635,488	$ (53,231,108)	$ (1,827,618)
Net cash used in investing activities from continuing operations	(41,991,079)	(12,127,728)	(82,195)
Net cash provided by (used in) financing activities from continuing operations	11,634,868	122,665,288	3,200,229
Effect of exchange rate changes on cash and restricted cash	(8,363,680)	(153,454)	71,112
Net increase (decrease) in cash and restricted cash	(18,084,403)	57,152,998	1,361,528
Cash and restricted cash from continuing operations, beginning of year	59,251,904	2,098,906	737,378
Cash and restricted cash from continuing operations, end of year	41,167,501	59,251,904	2,098,906
Net cash provided by (used in) operating activities from continuing operations	20,635,487	(53,231,108)	(1,827,618)
Net cash used in investing activities from continuing operations	(41,991,079)	(12,258,220)	(247,240)
Other [Member]
Net cash used in investing activities from continuing operations	1,140,848	(9,353,935)
Effect of exchange rate changes on cash and restricted cash	(8,345,494)	(506,653)	15,087
Net increase (decrease) in cash and restricted cash	(20,743,139)	57,993,576	83,333
Cash and restricted cash from continuing operations, beginning of year	183,030	183,030	99,697
Cash and restricted cash from continuing operations, end of year	(20,560,109)	58,176,606	183,030
Net cash provided by (used in) operating activities from continuing operations	(14,188,275)	67,709,967	57,809
Net cash provided by (used in) financing activities from continuing operations	649,782	144,197	10,437
Nongyuan Network
Effect of exchange rate changes on cash and restricted cash	(5,078)	258,485	19
Net increase (decrease) in cash and restricted cash	(82,577)	116,027	(34)
Cash and restricted cash from continuing operations, beginning of year	116,447	420	454
Cash and restricted cash from continuing operations, end of year	33,870	116,447	420
Net cash provided by (used in) financing activities from continuing operations	373,382	(616,095)	560,358
Net cash provided by (used in) continuing operations	(3,189,440)	3,246,067	(560,411)
Net cash used in investing activities from continuing operations	2,738,559	(2,772,430)
variable interest entity and subsidiaries.
Effect of exchange rate changes on cash and restricted cash	(13,108)	94,714	56,006
Net increase (decrease) in cash and restricted cash	(378,704)	(1,477,399)	1,911,403
Cash and restricted cash from continuing operations, beginning of year	434,135	1,913,335	1,932
Cash and restricted cash from continuing operations, end of year	55,431	435,936	1,913,335
Net cash provided by (used in) operating activities from continuing operations	46,404,339	(338,559)	(1,629,913)
Net cash used in investing activities from continuing operations	(45,870,486)	(1,363)	(82,195)
Net cash provided by (used in) financing activities from continuing operations	(899,449)	(1,232,191)	3,567,505
FAMI
Net cash provided by (used in) financing activities from continuing operations	11,511,153	124,369,377	(938,071)
Net increase (decrease) in cash and restricted cash	3,120,017	520,794	(633,174)
Cash and restricted cash from continuing operations, beginning of year	522,915	2,121	635,295
Cash and restricted cash from continuing operations, end of year	4,057,179	522,915	2,121
Net cash provided by (used in) operating activities from continuing operations	$ (8,391,136)	$ (123,848,583)	$ 304,897